INTANGIBLE ASSETS - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about intangible assets [line items]
Intangible assets	$ 235,540,000	$ 182,572,000
Impairment loss recognized in profit or loss	(822,000)	1,017,000	$ 80,000
Licenses and internal developments
Disclosure of detailed information about intangible assets [line items]
Intangible assets	$ 98,716,000	$ 60,023,000
Licenses and internal developments | Minimum
Disclosure of detailed information about intangible assets [line items]
Useful life	3 years	3 years
Customer relationships and contracts
Disclosure of detailed information about intangible assets [line items]
Intangible assets	$ 108,085,000	$ 87,591,000
Customer relationships and contracts | Minimum
Disclosure of detailed information about intangible assets [line items]
Useful life	1 year	1 year
Internally generated
Disclosure of detailed information about intangible assets [line items]
Intangible assets	$ 74,653,000	$ 43,170,000
Impairment loss recognized in profit or loss	$ 0	$ 0